Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - Remuneration of Directors and Key Management [Member] - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 951	€ 1,118
Termination benefits	390	14
Share-based payment plan expenses	596	1,282
Total	€ 1,937	€ 2,414